10 Accounts Receivables - Concessions	12 Months Ended
Dec. 31, 2020
Accounts Receivable Concessions
Accounts Receivables - Concessions
10	Accounts Receivables - Concessions

		Restated	Restated
	12.31.2020	12.31.2019	01.01.2019
Power distribution service concession (10.1)	960,518	836,818	783,023
Piped gas distribution service concession (10.2)	189,416	324,385	322,259
Bonus from the grant of concession agreements under the quota system (10.3)	671,204	647,984	625,772
Generation concession agreements (10.4)	81,202	69,182	65,811
	1,902,340	1,878,369	1,796,865
Current	4,515	4,545	4,180
Noncurrent	1,897,825	1,873,824	1,792,685
10.1	Power distribution service concession

Balance as of January 1, 2019	783,023
Transfers from contract assets (Note 11.1)	28,987
Transfers from investments	348
Transfers to other receivables (assets held for disposal)	(1,578)
Fair value recognition	26,231
Incorporations	(75)
Loss on disposal	(118)
Balance as of December 31, 2019	836,818
Transfers from contract assets (Note 11.1)	86,154
Transfers to intangible assets (Note 18.1)	(99)
Transfers to other receivables (assets held for disposal)	(7,428)
Fair value recognition	45,187
Loss on disposal	(114)
Balance as of December 31, 2020	960,518

The distribution concession agreement amount is measured at fair value and its collection is assured by the Concession Grantor through an indemnity upon the return of these assets at the end of the concession period.

10.2	Piped gas distribution service concession

Balance as of January 1, 2019	322,259
Transfers from contract assets (Note 11.2)	16,574
Transfers to intangible assets (Note 18.3)	(24,835)
Fair value recognition	10,415
Loss on disposal	(28)
Balance as of December 31, 2019	324,385
Transfers from contract assets (Note 11.2)	7,390
Transfers to intangible assets (Note 18.3)	(154,483)
Fair value recognition	12,154
Loss on disposal	(30)
Balance as of December 31, 2020	189,416
10.3	Bonus from the grant of concession agreements under the quota system

Balance as of January 1, 2019	625,772
Transfers to electricity grid use charges - customers	(69,192)
Interest (Note 31)	91,404
Balance as of December 31, 2019	647,984
Transfers to electricity grid use charges - customers	(71,087)
Interest (Note 31)	94,307
Balance as of December 31, 2020	671,204

On January 5, 2016, Copel GeT entered into a 30-year concession agreement of HPP GPS, in accordance with Law No. 12,783/2013, with payment of the Bonus from the Grant - BO to the Concession Grantor, amounting to R$ 574,827, as per ANEEL Invitation to Bid 12/2015.

The electric energy in 2016 was fully sold to the Regulated Contracting Environment - ACR under the Assured Power Quota System - CGF or “quota regime” and, as from 2017 to the end of the concession, in the proportion of 70% of the power in the ACR and 30% in the free environment - ACL.

The amount of the bonus for the grant was recognized as a financial asset due to the Copel GeT’s unconditional right to receive the amount paid with inflation adjustment based on IPCA and interest during the concession period.

10.4	Power generation concession contract

Balance as of January 1, 2019	65,811
Gain on remeasurement of the cash flow	426
Reversal of impairment (Note 32.4)	2,945
Balance as of December 31, 2019	69,182
Gain on remeasurement of the cash flow	1,518
Reversal of impairment (Note 32.4)	10,502
Balance as of December 31, 2020	81,202

Residual balance refers to the electricity generation assets of HPP GPS and HPP Mourão I. Copel GeT depreciated the plants until 2015, the expiration date of the concessions, and the remaining balances were reclassified to accounts receivable linked to the concession. Although the Granting Authority has not yet disclosed the form of payment of remuneration of the assets, Management's expectation about indemnification for these assets indicates the recoverability of the recorded balance, based on the remuneration methodology established by ANEEL.

Copel GeT timely manifested to ANEEL its interest in receiving the indemnifiable amount. Formalization of proof of realization of the respective investments to ANEEL occurred on December 17, 2015. To prepare the information, the new replacement value methodology was used, as defined by ANEEL Normative Resolution No. 596/2013.